SCHEDULE OF ADVANCE TO SUPPLIERS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Advance To Suppliers Net
Advances to Suppliers	$ 9,643,135	$ 16,546,521
Less: allowance for credit losses
Advances to Suppliers, net	$ 9,643,135	$ 16,546,521